Interest Income and Expense (Tables)	6 Months Ended
Apr. 30, 2026
Interest Income and Expense [Abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income

and interest expense by basis of accounting

measurement.
Interest Income
(millions of Canadian dollars) For the three months ended For the six months ended
April 30, 2026 April 30, 2025 April 30, 2026 April 30, 2025
Measured at amortized cost 1 $ 16,715 $ 18,227 $ 34,276 $ 38,071

Measured at FVOCI – Debt instruments 1 1,124 1,058 2,287 1,960
17,839 19,285 36,563 40,031
Measured or designated at FVTPL 2,078 2,172 3,991 4,233
Measured at FVOCI – Equity instruments 64 125 123 190
Total $ 19,981 $ 21,582 $ 40,677 $ 44,454
Interest income is calculated using EIRM.
Interest Expense
(millions of Canadian dollars) For the three months ended For the six months ended
April 30, 2026 April 30, 2025 April 30, 2026 April 30, 2025
Measured at amortized cost 1 $ 8,466 $ 10,622 $ 17,618 $ 22,442

Measured or designated at FVTPL 2,654 2,835 5,409 6,021
Total $ 11,120 $ 13,457 $ 23,027 $ 28,463
Interest expense is calculated using EIRM.